Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.00%
Aerospace & Defense–2.56%
BWX Technologies, Inc.	101,395	$10,405,155
Curtiss-Wright Corp.	48,844	12,501,133
		22,906,288
Air Freight & Logistics–1.27%
Hub Group, Inc., Class A	262,877	11,361,544
Aluminum–1.23%
Century Aluminum Co.(b)	379,144	5,835,026
Kaiser Aluminum Corp.	58,231	5,203,522
		11,038,548
Application Software–2.82%
Envestnet, Inc.(b)	129,983	7,527,316
HashiCorp, Inc., Class A(b)	180,610	4,867,439
Sprout Social, Inc., Class A(b)	215,369	12,859,683
		25,254,438
Asset Management & Custody Banks–1.19%
Federated Hermes, Inc., Class B	295,383	10,669,234
Automotive Parts & Equipment–2.38%
Dorman Products, Inc.(b)	111,043	10,703,435
Visteon Corp.(b)	89,904	10,573,609
		21,277,044
Automotive Retail–2.00%
AutoNation, Inc.(b)	107,991	17,881,150
Biotechnology–4.17%
ADMA Biologics, Inc.(b)	1,376,457	9,084,616
Ascendis Pharma A/S, ADR (Denmark)(b)	65,609	9,918,113
BridgeBio Pharma, Inc.(b)	175,362	5,422,193
Cabaletta Bio, Inc.(b)	159,756	2,725,437
Immunovant, Inc.(b)	82,598	2,668,741
Twist Bioscience Corp.(b)(c)	218,679	7,502,877
		37,321,977
Building Products–1.54%
Zurn Elkay Water Solutions Corp.	411,848	13,784,552
Commercial & Residential Mortgage Finance–1.19%
PennyMac Financial Services, Inc.	116,581	10,619,363
Construction Machinery & Heavy Transportation Equipment– 1.85%
Allison Transmission Holdings, Inc.	204,235	16,575,713
Construction Materials–2.23%
Summit Materials, Inc., Class A(b)	448,093	19,971,505
Consumer Staples Merchandise Retail–1.03%
BJ’s Wholesale Club Holdings, Inc.(b)	121,476	9,189,659
Diversified Banks–0.51%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	142,197	4,548,882
Shares		Value
Electric Utilities–0.89%
Portland General Electric Co.(c)	189,701	$7,967,442
Electrical Components & Equipment–3.16%
Atkore, Inc.(c)	112,154	21,349,635
Regal Rexnord Corp.(c)	38,461	6,926,826
		28,276,461
Electronic Components–1.95%
Belden, Inc.	99,533	9,217,751
Vishay Intertechnology, Inc.	362,279	8,216,488
		17,434,239
Electronic Equipment & Instruments–1.31%
Itron, Inc.(b)	126,455	11,699,617
Environmental & Facilities Services–1.93%
ABM Industries, Inc.	126,265	5,633,944
Casella Waste Systems, Inc., Class A(b)	117,472	11,614,457
		17,248,401
Footwear–0.98%
Steven Madden Ltd.	207,882	8,789,251
Gas Utilities–0.84%
Chesapeake Utilities Corp.	70,043	7,515,614
Health Care Equipment–1.87%
Integer Holdings Corp.(b)	74,158	8,652,755
SI-BONE, Inc.(b)	159,969	2,618,693
TransMedics Group, Inc.(b)	74,216	5,487,531
		16,758,979
Health Care Facilities–4.60%
Acadia Healthcare Co., Inc.(b)	183,349	14,524,908
Encompass Health Corp.	118,228	9,763,268
Tenet Healthcare Corp.(b)	160,296	16,848,713
		41,136,889
Health Care Services–1.92%
Addus HomeCare Corp.(b)	72,630	7,505,584
BrightSpring Health Services, Inc.(b)	362,731	3,942,886
Guardant Health, Inc.(b)	279,224	5,760,391
		17,208,861
Health Care Technology–0.89%
Evolent Health, Inc., Class A(b)	242,083	7,937,902
Homebuilding–2.54%
KB Home	173,208	12,276,983
TopBuild Corp.(b)	23,779	10,480,119
		22,757,102
Hotel & Resort REITs–1.38%
DiamondRock Hospitality Co.(c)	1,282,881	12,328,486
Human Resource & Employment Services–3.85%
ASGN, Inc.(b)	131,427	13,768,292
Korn Ferry	179,288	11,789,979

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–(continued)
Paycor HCM, Inc.(b)(c)	459,208	$8,927,004
		34,485,275
Industrial Machinery & Supplies & Components–3.03%
Enpro, Inc.	93,254	15,738,477
ESAB Corp.	103,387	11,431,501
		27,169,978
Industrial REITs–1.21%
Terreno Realty Corp.	163,048	10,826,387
Interactive Media & Services–0.95%
Ziff Davis, Inc.(b)	134,236	8,462,237
Investment Banking & Brokerage–1.41%
Stifel Financial Corp.	161,534	12,627,113
IT Consulting & Other Services–0.59%
Endava PLC, ADR (United Kingdom)(b)(c)	139,915	5,322,367
Life Sciences Tools & Services–1.10%
BioLife Solutions, Inc.(b)	254,244	4,716,226
CryoPort, Inc.(b)	292,080	5,169,816
		9,886,042
Metal, Glass & Plastic Containers–1.06%
Silgan Holdings, Inc.	195,688	9,502,609
Oil & Gas Drilling–1.37%
Helmerich & Payne, Inc.(c)	291,194	12,247,620
Oil & Gas Equipment & Services–0.63%
NOV, Inc.	288,430	5,630,154
Oil & Gas Exploration & Production–3.08%
Chesapeake Energy Corp.	95,910	8,519,685
CNX Resources Corp.(b)(c)	550,625	13,060,825
Northern Oil and Gas, Inc.(c)	150,036	5,953,429
		27,533,939
Other Specialized REITs–2.41%
Four Corners Property Trust, Inc.	420,580	10,291,593
Outfront Media, Inc.	674,708	11,328,347
		21,619,940
Personal Care Products–1.91%
BellRing Brands, Inc.(b)	290,109	17,125,134
Pharmaceuticals–2.24%
Collegium Pharmaceutical, Inc.(b)(c)	228,902	8,885,976
Intra-Cellular Therapies, Inc.(b)	132,460	9,166,232
Structure Therapeutics, Inc., ADR(b)(c)	46,390	1,988,275
		20,040,483
Property & Casualty Insurance–0.88%
Definity Financial Corp. (Canada)	248,706	7,920,842
Real Estate Operating Companies–1.11%
DigitalBridge Group, Inc.(c)	515,003	9,924,108
Regional Banks–6.96%
Berkshire Hills Bancorp, Inc.	239,773	5,495,597
Cathay General Bancorp	210,650	7,968,889
Columbia Banking System, Inc.	328,229	6,351,231
OceanFirst Financial Corp.	287,759	4,722,125
Shares		Value
Regional Banks–(continued)
Pacific Premier Bancorp, Inc.	313,208	$7,516,992
United Community Banks, Inc.	187,037	4,922,814
Webster Financial Corp.	167,428	8,500,320
Wintrust Financial Corp.	110,157	11,499,289
WSFS Financial Corp.	117,148	5,288,061
		62,265,318
Research & Consulting Services–2.21%
CACI International, Inc., Class A(b)	31,471	11,922,159
KBR, Inc.	123,401	7,855,708
		19,777,867
Restaurants–1.79%
Papa John’s International, Inc.(c)	66,182	4,407,721
Texas Roadhouse, Inc.	75,359	11,640,705
		16,048,426
Semiconductor Materials & Equipment–1.16%
MKS Instruments, Inc.	77,929	10,364,557
Semiconductors–3.40%
Allegro MicroSystems, Inc. (Japan)(b)(c)	286,266	7,717,731
Astera Labs, Inc.(b)	30,619	2,271,624
MACOM Technology Solutions Holdings, Inc.(b)	121,925	11,660,907
Silicon Laboratories, Inc.(b)	61,313	8,811,904
		30,462,166
Steel–1.98%
ATI, Inc.(b)	192,625	9,856,621
Commercial Metals Co.	134,644	7,913,028
		17,769,649
Systems Software–2.02%
GitLab, Inc., Class A(b)	188,465	10,991,279
Progress Software Corp.	132,727	7,075,676
		18,066,955
Trading Companies & Distributors–0.84%
Air Lease Corp., Class A	146,974	7,560,343
Transaction & Payment Processing Services–0.58%
Marqeta, Inc., Class A(b)	866,576	5,164,793
Total Common Stocks & Other Equity Interests (Cost $587,739,130)		877,263,443
Money Market Funds–1.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	5,853,564	5,853,564
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	4,175,844	4,177,515
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	6,689,788	6,689,788
Total Money Market Funds (Cost $16,720,944)		16,720,867
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $604,460,074)		893,984,310
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.12%
Invesco Private Government Fund, 7.57%(d)(e)(f)	24,176,574	$24,176,574
Invesco Private Prime Fund, 5.49%(d)(e)(f)	66,428,970	66,462,184
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,642,263)		90,638,758
TOTAL INVESTMENTS IN SECURITIES–109.99% (Cost $695,102,337)		984,623,068
OTHER ASSETS LESS LIABILITIES—(9.99)%		(89,420,286)
NET ASSETS–100.00%		$895,202,782
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,294,388	$17,372,981	$(14,813,805)	$-	$-	$5,853,564	$56,738
Invesco Liquid Assets Portfolio, Institutional Class	2,350,526	12,409,273	(10,581,290)	(614)	(380)	4,177,515	41,645
Invesco Treasury Portfolio, Institutional Class	3,765,014	19,854,836	(16,930,062)	-	-	6,689,788	64,678
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,245,776	63,530,410	(78,599,612)	-	-	24,176,574	426,413*
Invesco Private Prime Fund	100,917,711	147,030,495	(181,467,407)	(43,338)	24,723	66,462,184	1,160,624*
Total	$149,573,415	$260,197,995	$(302,392,176)	$(43,952)	$24,343	$107,359,625	$1,750,098

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$877,263,443	$—	$—	$877,263,443
Money Market Funds	16,720,867	90,638,758	—	107,359,625
Total Investments	$893,984,310	$90,638,758	$—	$984,623,068
Invesco V.I. Main Street Small Cap Fund®